Corporate Information (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Corporate Information [Line Items]
Ownership interest percentage	[1]	20.00%	20.00%
Exploration Licenses [Member]
Corporate Information [Line Items]
Number of licenses		54
Date of licenses validity.		Dec. 31, 2029
Mining Licenses [Member]
Corporate Information [Line Items]
Number of licenses		20
Date of licenses validity.		Dec. 31, 2025
Tanbreez Mining Greenland A/S [Member]
Corporate Information [Line Items]
Ownership interest percentage		42.00%
EV Resources GmbH [Member]
Corporate Information [Line Items]
Ownership interest percentage		20.00%

[1]	The Group holds a 20% interest in EV Resources GmbH, the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project.